Note 14 - Distribution of Profits (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Retained Earnings, Appropriated	$ 47,806	¥ 311,038	¥ 311,590
CHINA
Appropriations to Statutory Capital and Surplus Percentage Minimum	10.00%
Appropriations to Statutory Capital and Surplus Maximum Percentage of Registered Capital	50.00%	50.00%
Retained Earnings, Appropriated		¥ 311,038	¥ 311,590